Cost and Expenses by Nature - Summary of Cost and Expenses by Nature (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of cost and expenses by nature [abstract]
Purchases		$ 688,570,471	$ 778,100,997	$ 1,126,780,036
Depreciation of wells, pipelines, properties, plant and equipment, depreciation of rights of use and amortization of intangible assets		153,507,202	144,041,743	146,251,935
Net periodic cost of employee benefits		146,182,612	141,415,705	129,333,812
Other operation taxes and duties		132,291,723	64,825,368	14,717,890
Personnel services		130,603,791	121,408,213	107,990,777
Conservation and maintenance		104,695,080	79,917,049	78,323,591
Exploration and Extraction Hydrocarbons Duty and taxes		53,848,916	54,779,330	136,840,962
Unsuccessful wells		45,867,902	38,638,889	26,582,595
Raw materials and spare parts		36,997,308	28,019,686	26,516,438
Other operation costs and expenses		31,261,053	17,148,781	(840,753)
Auxiliary services with third-parties		25,250,935	25,991,393	28,799,131
Losses from fuels subtraction		20,529,125	20,168,804	19,891,204
Impairment losses on trade receivables	$ 761,710	15,438,558	3,113,324	2,035,004
Delay expenses		13,971,561	11,633,803	9,969,486
General expenses with third-parties		10,057,702	8,146,640	12,454,485
Exploration expenses		9,725,954	12,284,957	8,126,787
Insurance		8,250,146	9,005,239	7,384,099
Freight		5,505,555	7,893,791	8,522,913
Integrated Contracts		3,442,939	2,925,163	4,556,801
Expenses for environmental provision		2,486,088	3,840,186	6,507,615
Fees		1,417,424	1,927,051	6,476,622
Inventory variations		(1,714,190)	(8,643,559)	(38,474,306)
Cost of sales and general expenses		$ 1,638,187,855	$ 1,566,582,553	$ 1,868,747,124